30 Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share

30	Earnings per share

Basic and diluted earnings (loss) per share is calculated by means of the division of adjusted profit for the year attributable to the Company’s common and preferred shareholders by the weighted average number of these shares held by shareholders, excluding those held in treasury and following the rules for the distribution of dividends provided for in the Company’s bylaws, as described in Note 29(e), particularly in relation to the limited rights enjoyed by class “B” preferred shares. In view of these limited rights, this class of share does not participate in losses. In this case, the diluted result takes into account the conversion of two class "B" preferred shares into one class “A” preferred share, as provided for in the bylaws of the Company.

Class A preferred shares participate in dividends with common shares after the mandatory dividends has been attributed in accordance with the formula provided for in the Company’s bylaws, as described in Note 29(d) and there is no highest limit for their participation.

Diluted and basic earnings (losses) per share are equal when there is profit in the year, since Braskem has not issued convertible financial instruments.

As required by IAS 33, the table below show the reconciliation of profit (loss) for the period adjusted to the amounts used to calculate basic and diluted earnings (loss) per share.

The table below shows the reconciliation of profit or loss for the period adjusted for the amounts used to calculate basic and diluted earnings (loss) per share.

	Basic and diluted
	2019	2018	2017

(Loss) profit for the year attributed to Company's shareholders of continued operations	(2,540,995)	2,827,650	3,856,564

Distribution of priority dividends attributable to:
Preferred shares class "A"		208,450	208,416
Preferred shares class "B"		303	351
		208,753	208,767

Distribution of 6% ??of unit price of common shares		273,840	273,827

Distribution of excess profits, by class:
Common shares		1,331,513	1,915,805
Preferred shares class "A"		1,013,544	1,458,165
		2,345,057	3,373,970

Reconciliation of income available for distribution, by class (numerator):
Common shares	(1,441,839)	1,605,353	2,189,632
Preferred shares class "A"	(1,097,559)	1,221,994	1,666,581
Preferred shares class "B"	(1,597)	303	351
	(2,540,995)	2,827,650	3,856,564

Weighted average number of shares, by class (denominator):
Common shares	451,668,652	451,668,652	451,668,652
Preferred shares class "A"	343,820,162	343,808,699	343,775,864
Preferred shares class "B"	500,230	512,660	578,330
	795,989,044	795,990,011	796,022,846

(Loss) earnings per share (in R$)
Common shares	(3.1922)	3.5543	4.8479
Preferred shares class "A"	(3.1922)	3.5543	4.8479
Preferred shares class "B"	(3.1922)	0.5910	0.6069

Weighing of shares

			2019
			Preferred shares
			Class "A"
			Outstanding	Weighted
			shares	average

Amount at beginning of year			343,814,914	343,814,914

Incentive long term plan payments with treasury shares			8,159	5,248

Amount at the end of the year			343,823,073	343,820,162

	2018
	Preferred shares
	Class "A"		Class "B"
	Outstanding	Weighted	Outstanding	Weighted
	shares	average	shares	average

Amount at beginning of year	343,775,864	343,775,864	578,330	578,330

Conversion of preferred shares class "B" to "A"	39,050	32,835	(78,100)	(65,670)

Amount at the end of the year	343,814,914	343,808,699	500,230	512,660